Summarized Consolidated Balance Sheet (Detail) (Transocean Pacific Drilling Inc, USD $) In Thousands, unless otherwise specified	Mar. 31, 2011
Transocean Pacific Drilling Inc
Schedule of Equity Method Investments [Line Items]
Current assets	$ 193,479
Property and equipment, net	1,421,215
Other assets	8,957
Total assets	1,623,651
Current liabilities	275,022
Long-term liabilities	1,216,010
Shareholders' equity	132,619
Total liabilities and shareholders' equity	$ 1,623,651